Long-Term Debt - Narrative (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity					$ 45,000
Debt Instrument, Face Amount	$ 35,000				$ 20,000
Proceeds from second tranche of the Loan and Security Agreement	15,000
Additional expected proceeds from third tranche of the Loan and Security Agreement	$ 10,000
Interest rate, thirty-day LIBOR plus stated percentage	6.75%
Debt Instrument, Interest Rate, Stated Percentage	8.86%
Period debt payments are interest only	24 months
Debt Instrument, Term	59 months
Prepayment allowed per debt agreement	$ 2,000
Prepayment penalty percentage	1.50%
Final payment fee percentage	6.50%
Debt, non-utilization fee percentage	2.00%
In event of default, additional percentage plus current rate penalty	5.00%
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	$ (3,358)
Long-term debt	31,642		$ 0
Debt Issuance Costs, Gross	3,700
Interest expense	(1,490)	$ (1)	$ (2)	$ (2)
Amortization of debt issuance costs	$ 312	$ 0
Maximum [Member]
Debt Instrument [Line Items]
Principal payments on debt to begin	36 months
Minimum [Member]
Debt Instrument [Line Items]
Principal payments on debt to begin	24 months
Term A Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 20,000
Term B Loan [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 15,000